8. Equity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrant [Member]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants
Options Outstanding, Beginning Balance	6,007,048	5,911,715	1,404,599
Number of shares, Granted	0	100,000	5,226,120
Number of shares, Exercised	0	0	0
Number of shares, Cancelled or expired	0	(4,667)	(719,004)
Options Outstanding, Ending Balance	6,007,048	6,007,048	5,911,715
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 2.57	$ 2.57	$ 3.39
Weighted average exercise price per share, Granted	0.00	2.56	2.61
Weighted average exercise price per share, Exercised	0.00	0.00	0.00
Weighted average exercise price per share, Cancelled or expired	0.00	0.00	4.46
Weighted average exercise price per share, Outstanding, Ending balance	$ 2.57	$ 2.57	$ 2.57
Weighted-average remaining contractual life, Outstanding		1 year 3 months
Employee Stock Option [Member]
Details of the outstanding rights, options and warrants and value of such rights, options and warrants
Options Outstanding, Beginning Balance	25,557	25,557	5,557
Number of shares, Granted	680,000	0	20,000
Number of shares, Exercised	0	0	0
Number of shares, Cancelled or expired	0	0	0
Options Outstanding, Ending Balance	705,557	25,557	25,557
Weighted average exercise price per share, Outstanding, Beginning Balance	$ 20.25	$ 20.25	$ 20.25
Weighted average exercise price per share, Granted	.79	2.00	2.00
Weighted average exercise price per share, Exercised	0.00	0.00	0.00
Weighted average exercise price per share, Cancelled or expired	0.00	0.00	0.00
Weighted average exercise price per share, Outstanding, Ending balance	$ .97	$ 20.25	$ 20.25
Weighted-average remaining contractual life, Outstanding		2 years 2 months 5 days